Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 829,933	$ 55,901
Accounts receivable, net	33,575	83,097
Prepaid expense and other current assets	863,664	53,278
Inventories	599,856	254,443
Total Current Assets	2,327,028	446,719
Property & equipment, net	29,569	35,101
OTHER ASSETS
Deposits	14,958	14,958
Goodwill	952,576	549,368
Intangible assets, net	4,903,247	5,300,859
TOTAL ASSETS	8,227,378	6,347,005
CURRENT LIABILITIES
Accounts payable and accrued expense	1,210,050	155,503
Accrued compensation	767,689	535,862
Deferred revenue and customer deposits	11,000	24,079
Accrued interest payable	47,782	79,113
Short-term loans payable	0	230,351
Derivative liabilities – embedded conversion feature	319,674	301,779
Derivative liabilities – warrants	164,070	432,793
Contingent consideration	170,015	0
Current portion of notes payable and convertible debentures, net of debt discount of $216,403 and $0, respectively	626,610	73,200
Line of credit convertible debenture and non-convertible debenture – related parties, net of debt discount of $0 and $17,720, respectively	0	391,472
Convertible debentures, net of debt discount of $845,730 and $1,050,041, respectively	714,192	407,459
Total Current Liabilities	4,031,082	2,631,611
NON-CURRENT LIABILITIES
Accrued compensation – less current portion	1,531,904	906,928
Notes payable and non-convertible debenture, net of current portion and debt discount of $468 and $0, respectively	54,517	0
Line of credit convertible debenture and non-convertible debentures – related parties, net of current portion and debt discount of $0 in 2015 and $76,492 in 2014	0	25,000
Contingent consideration – less current portion	1,515,902	3,229,804
Total Non-Current Liabilities	3,102,323	4,161,732
TOTAL LIABILITIES	7,133,405	6,793,343
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (Deficit)
Preferred stock: 7,500,000 shares authorized, at $0.001 par value, no shares issued and outstanding at December 31, 2016 and 2015, respectively	0	0
Common stock: 292,500,000 shares authorized, at $0.001 par value, 121,694,293 and 47,141,230 shares issued and outstanding at December 31, 2016 and 2015, respectively	121,694	47,141
Additional paid-in capital	30,108,028	14,941,116
Accumulated deficit	(29,135,749)	(15,434,595)
Total Stockholders' Deficit	1,093,973	(446,338)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 8,227,378	$ 6,347,005